SUBSEQUENT EVENTS (Details) - Subsequent Event - JD.com [Member]	Apr. 25, 2023 shares
Subsequent Event [Line Items]
Number of share issued	18,927,876
Approximate percentage of issued and outstanding shares	53.90%